Note 6 - Allowance for Loan Losses and Credit Quality Information (Tables)	12 Months Ended
Dec. 31, 2015
Allowance For Loan Losses And Credit Quality Information [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Provision for losses	$(1,206)	(5,190)	347	(1,832)	(7,881)
Charge-offs	(200)	(3,711)	(484)	(651)	(5,046)
Recoveries	213	1,771	97	639	2,720
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Provision for losses	$(440)	(3,518)	(4)	(3,036)	(6,998)
Charge-offs	(92)	(936)	(131)	(55)	(1,214)
Recoveries	0	3,020	38	2,085	5,143
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Provision for losses	$(105)	(427)	254	114	(164)
Charge-offs	(19)	0	(105)	(69)	(193)
Recoveries	18	1,481	42	193	1,734
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Allocated to:
Specific reserves	$270	370	307	127	1,074
General reserves	826	4,654	702	1,076	7,258
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Allocated to:
Specific reserves	$223	296	370	120	1,009
General reserves	767	5,782	830	1,321	8,700
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Loans receivable at December 31, 2014:
Individually reviewed for impairment	$1,867	9,728	806	555	12,956
Collectively reviewed for impairment	67,974	181,940	54,119	56,567	360,600
Ending balance	$69,841	191,668	54,925	57,122	373,556

Loans receivable at December 31, 2015:
Individually reviewed for impairment	$2,203	2,204	977	415	5,799
Collectively reviewed for impairment	88,742	245,149	63,438	69,691	467,020
Ending balance	$90,945	247,353	64,415	70,106	472,819

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2015
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$189	2,889	55	0	3,133	87,812	90,945
Commercial real estate:
Residential developments	0	1,462	0	0	1,462	30,121	31,583
Other	2,827	12,838	0	0	15,665	200,105	215,770

Consumer	0	639	52	286	977	63,438	64,415
Commercial business:
Construction industry	66	45	0	0	111	9,115	9,226
Other	4,857	1,488	0	0	6,345	54,535	60,880
	$7,939	19,361	107	286	27,693	445,126	472,819

	December 31, 2014
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$0	2,493	207	0	2,700	67,141	69,841
Commercial real estate:
Residential developments	323	9,960	0	0	10,283	9,677	19,960
Other	7,376	8,792	0	0	16,168	155,540	171,708

Consumer	0	489	55	261	805	54,120	54,925
Commercial business:
Construction industry	0	439	0	0	439	6,682	7,121
Other	4,255	1,156	0	0	5,411	44,590	50,001
	$11,954	23,329	262	261	35,806	337,750	373,556

Past Due Financing Receivables [Table Text Block]
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2015
1-4 family	$490	130	799	1,419	89,526	90,945	0
Commercial real estate:
Residential developments	0	0	0	0	31,583	31,583	0
Other	0	289	0	289	215,481	215,770	0

Consumer	330	262	119	711	63,704	64,415	0
Commercial business:
Construction industry	0	0	0	0	9,226	9,226	0
Other	45	0	0	45	60,835	60,880	0
	$865	681	918	2,464	470,355	472,819	0

2014
1-4 family	$413	673	841	1,927	67,914	69,841	0
Commercial real estate:
Residential developments	0	0	0	0	19,960	19,960	0
Other	0	0	0	0	171,708	171,708	0

Consumer	550	176	131	857	54,068	54,925	0
Commercial business:
Construction industry	0	0	0	0	7,121	7,121	0
Other	136	0	0	136	49,865	50,001	0
	$1,099	849	972	2,920	370,636	373,556	0

Impaired Financing Receivables [Table Text Block]
	December 31, 2015
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$1,251	1,251	0	943	60
Commercial real estate:
Residential developments	25	1,706	0	5,189	96
Other	44	184	0	319	7
Consumer	475	476	0	387	10
Commercial business:
Construction industry	0	79	0	28	0
Other	0	0	0	8	0

Loans with an allowance recorded:
1-4 family	952	952	223	1,045	14
Commercial real estate:
Residential developments	1,947	1,947	270	1,621	0
Other	188	188	26	302	32
Consumer	502	519	370	448	20
Commercial business:
Construction industry	0	0	0	0	0
Other	415	967	120	429	20

Total:
1-4 family	2,203	2,203	223	1,988	74
Commercial real estate:
Residential developments	1,972	3,653	270	6,810	96
Other	232	372	26	621	39
Consumer	977	995	370	835	30
Commercial business:
Construction industry	0	79	0	28	0
Other	415	967	120	437	20
	$5,799	8,269	1,009	10,719	259

	December 31, 2014
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$755	755	0	432	32
Commercial real estate:
Residential developments	7,416	10,040	0	7,633	219
Other	48	216	0	50	6
Consumer	463	464	0	467	15
Commercial business:
Construction industry	80	198	0	87	0
Other	0	0	0	0	0

Loans with an allowance recorded:
1-4 family	1,112	1,112	270	1,543	14
Commercial real estate:
Residential developments	1,522	1,522	240	3,121	0
Other	742	743	130	847	32
Consumer	343	360	307	451	9
Commercial business:
Construction industry	0	0	0	0	0
Other	475	1,026	127	887	20

Total:
1-4 family	1,867	1,867	270	1,975	46
Commercial real estate:
Residential developments	8,938	11,562	240	10,754	219
Other	790	959	130	897	38
Consumer	806	824	307	918	24
Commercial business:
Construction industry	80	198	0	87	0
Other	475	1,026	127	887	20
	$12,956	16,436	1,074	15,518	347

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
(Dollars in thousands)	2015	2014

1-4 family	$1,655	1,564
Commercial real estate:
Residential developments	1,462	8,483
Other	232	267
Consumer	786	486
Commercial business:
Construction industry	0	80
Other	46	40
	$4,181	10,920

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
(Dollars in thousands)	2015	2014
1-4 family	$647	368
Commercial real estate:
Residential developments	26	7,432
Other	699	524
Consumer	732	571
Commercial business:
Construction industry	0	80
Other	415	475
	$2,519	9,450

Financial Effects of Troubled Debt Restructurings and Difference Between Outstanding Recorded Balance Pre-modification and Post-modification [Table Text Block]
	Year ended December 31, 2015			Year ended December 31, 2014
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	4	$476	478	2	$760	760
Commercial real estate:
Other	1	209	209	1	155	155
Consumer	21	527	530	4	155	140
Commercial business:
Other	1	44	44	1	31	25
Total	27	$1,256	1,261	8	$1,101	1,080

Troubled Debt Restructurings Subsequent Default [Table Text Block]
	Year ended December 31, 2015		Year ended December 31, 2014
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	0	$0	1	$640
Total	0	$0	1	$640

Business Combination, Acquired Receivables [Table Text Block]
(Dollars in thousands)	Contractual Principal Receivable	Accretable Difference	Carrying Amount
Purchased Performing Loans:
Balance at August 14, 2015	$24,215	(793)	23,422
Change due to payments/refinances	(5,676)	334	(5,342)
Transferred to foreclosed assets	0	0	0
Change due to loan charge-off	0	0	0
Balance at December 31, 2015	$18,539	(459)	18,080

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
(Dollars in thousands)	Contractual Principal Receivable	Non- Accretable Difference	Carrying Amount
Purchased Credit Impaired Loans:
Balance at August 14, 2015	$1,134	(497)	637
Change due to payments/refinances	(260)	48	(212)
Transferred to foreclosed assets	0	0	0
Change due to loan charge-off	(319)	287	(32)
Balance at December 31, 2015	$555	(162)	393